Summary of Current Replacement Cost of Derivatives by Location (Details) - Current replacement cost [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 19,549	$ 22,550
After master netting agreements, percentage mix	100.00%	100.00%
United Kingdom [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 883	$ 1,224
After master netting agreements, percentage mix	4.50%	5.40%
Europe [Member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 3,164	$ 4,257
After master netting agreements, percentage mix	16.20%	18.90%
All other countries [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 4,674	$ 4,622
After master netting agreements, percentage mix	23.90%	20.50%
Canada [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 3,720	$ 4,411
After master netting agreements, percentage mix	19.00%	19.60%
United States [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 7,108	$ 8,036
After master netting agreements, percentage mix	36.40%	35.60%
Other international [member]
Current Replacement Cost Of Derivatives [Line Items]
Derivatives, net	$ 8,721	$ 10,103
After master netting agreements, percentage mix	44.60%	44.80%